Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 111,000	$ 81,000
Operating Expenses
Marketing and promotion	352,204	65,455
Consulting	1,870,829	2,334,212
Research and development	1,513,150	2,152,433
General and administrative	4,022,469	3,903,184
Total Operating Expenses	7,758,652	8,455,284
Loss From Operations	(7,647,652)	(8,374,284)
Other Expense
Interest expense	(932,187)	(468,107)
Amortization of debt discount	(2,289,591)	(619,266)
Loss on extinguishment of notes payable, net	(1,415,950)	(59,938)
Change in fair value of derivative liabilities	(229,323)	107,039
Warrant modification expense	(3,100)	(30,099)
Total Other Expense	(4,870,151)	(1,070,371)
Net Loss	$ (12,517,803)	$ (9,444,655)
Net Loss Per Share
- Basic and Diluted	$ (1.64)	$ (1.74)
Weighted Average Number of Common Shares Outstanding
- Basic and Diluted	7,630,112	5,422,389